SCHEDULE OF UNVESTED RESTRICTED STOCK UNITS ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU, Unvested
Number of RSU, Granted	3,764,957
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 16.15
Number of RSU, Vested and released
Number of RSU, Cancelled or forfeited	(100,000)
Weighted Average Grant Date Fair Value, Cancelled or forfeited | $ / shares	$ 22.00
Number of RSU, Unvested	3,664,957
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 15.99